Goodwill and Intangible Assets (Details) - Schedule of intangible assets subject to amortization - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 87,758	$ 87,758	$ 87,768	$ 87,749
Accumulated amortization	(42,116)	(42,116)	(49,010)	(31,261)
Intangible assets net	45,642	45,642	38,758	56,488
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	30,157	30,157	30,157	30,157
Accumulated amortization	(12,347)	(12,347)	(14,866)	(8,988)
Intangible assets net	$ 17,810	$ 17,810	15,291	21,169
Weighted average remaining useful life (Years).	4 years 9 months 18 days	5 years 6 months
Trademarks and tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 18,732	$ 18,732	18,732	18,732
Accumulated amortization	(6,741)	(6,741)	(7,723)	(5,431)
Intangible assets net	$ 11,991	$ 11,991	11,009	13,301
Weighted average remaining useful life (Years).	9 years	9 years 8 months 12 days
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 38,869	$ 38,869	38,879	38,860
Accumulated amortization	(23,028)	(23,028)	(26,421)	(16,842)
Intangible assets net	$ 15,841	$ 15,841	$ 12,458	$ 22,018
Weighted average remaining useful life (Years).	2 years 10 months 24 days	3 years 7 months 6 days